Lease (Details)	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Short-term leases	12 months
Weighted average remaining lease term	1 year 1 month 17 days	1 year 5 months 23 days
Weighted average discount rate of the operating leases	3.57%	4.09%